Subsequent Events - Additional Information (Details) $ / shares in Units, $ in Thousands, £ in Millions						1 Months Ended			3 Months Ended				8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jun. 11, 2021 $ / shares shares	Mar. 31, 2021 USD ($)	Mar. 31, 2021 GBP (£)	Feb. 28, 2021 USD ($)	Jan. 31, 2020 USD ($)	Feb. 28, 2021 USD ($)	Feb. 28, 2020 USD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Nov. 06, 2021	Nov. 05, 2021
Subsequent Event [Line Items]
Total debt										$ 564,724				$ 564,724	$ 811,650	$ 551,941
Loss on extinguishment of debt					$ 10,500	$ 13,900		$ 10,533		$ 0		$ 0	$ 0	$ 13,938	$ 0	$ 0
Common stock, shares authorized | shares	1,000,000,000									1,000,000,000				1,000,000,000	1,000,000,000
Common stock, par value | $ / shares	$ 0.001									$ 0.001				$ 0.001	$ 0.001
Stockholders' equity note, stock split	1,300,000-for-one stock split
Common stock, shares authorized pre-stock split | shares	10,000
March 2021 U K Acquisition [Member]
Subsequent Event [Line Items]
Cash, net of cash acquired		$ 7,588	£ 5.4								$ 7,600
Term Loan due January 31, 2027 [Member]
Subsequent Event [Line Items]
Total debt				$ 766,600		766,600	$ 670,000			$ 564,700				$ 564,700
Maturity date							Jan. 31, 2027							Jan. 31, 2027
Term Loan due January 31, 2027 [Member] | Minimum | LIBOR [Member]
Subsequent Event [Line Items]
Interest rate				3.00%			3.25%							3.00%
Term Loan due January 31, 2027 [Member] | Maximum | LIBOR [Member]
Subsequent Event [Line Items]
Interest rate				3.25%			3.50%							2.75%
Subsequent Event [Member]
Subsequent Event [Line Items]
Loss on extinguishment of debt						13,900
Common stock, shares authorized | shares	1,000,000,000
Common stock, par value | $ / shares	$ 0.001
Stockholders' equity note, stock split	1,300,000-for-one stock split
Purchase price, expected to be paid									$ 41,200
Subsequent Event [Member] | March 2021 U K Acquisition [Member]
Subsequent Event [Line Items]
Cash, net of cash acquired		$ 7,500	£ 5.4
Subsequent Event [Member] | Corporate Screening Services Inc [Member]
Subsequent Event [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired																		100.00%
Subsequent Event [Member] | MultiLatin Advisors S A de C V [Member]
Subsequent Event [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired																	100.00%
Subsequent Event [Member] | Minimum
Subsequent Event [Line Items]
Common stock, shares authorized pre-stock split | shares	10,000
Subsequent Event [Member] | Term Loan due January 31, 2027 [Member]
Subsequent Event [Line Items]
Total debt				$ 766,600		$ 766,600
Maturity date				Jan. 31, 2027
Subsequent Event [Member] | Term Loan due January 31, 2027 [Member] | Minimum | LIBOR [Member]
Subsequent Event [Line Items]
Interest rate				3.00%
Subsequent Event [Member] | Term Loan due January 31, 2027 [Member] | Maximum | LIBOR [Member]
Subsequent Event [Line Items]
Interest rate				3.25%